SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Supplemental Cash Flow Elements [Abstract]
SCHEDULE OF SUPPLEMENTAL CASH PAID AND RECEIVED BY THE COMPANY

The supplemental cash paid and received by the Company as of June 30, 2025 is as below:

	For three months ended
	June 30,
	2025	2024
Cash paid for interest	$1,308	$1,319
Cash received for interest	$47,444	$14,823

The supplemental cash paid and received by the Company as at March 31, 2025 is as below:

Non-cash Financing and Investing Activities	2025	2024
SAFE conversion to shares	$-	$1,025,000
Fair value of finders and advisory warrants	$1,402,511	$1,488,527

	2025	2024
Cash paid for interest	$5,241	$5,325
Cash received for interest	$119,480	$240,393